Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Teekay Nakilat Capital Lease (Details) $ in Millions	3 Months Ended	12 Months Ended
	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) vessel agreement	Dec. 22, 2014 USD ($)
Loss Contingencies [Line Items]
Number of vessels | vessel	5
Teekay Nakilat Corporation [Member]
Loss Contingencies [Line Items]
Security deposit against future claims | $			$ 6.8
Teekay LNG [Member] | Teekay Nakilat Corporation [Member]
Loss Contingencies [Line Items]
Share of potential exposure		70.00%
Number of vessels | vessel		3
Teekay LNG [Member] | RasGas II LNG Carriers [Member] | Foreign Tax Authority [Member]
Loss Contingencies [Line Items]
Share of potential exposure		70.00%
Estimated shares of lease rental increase claim | $		$ 60.0
Teekay Nakilat Corporation [Member] | Teekay LNG [Member]
Loss Contingencies [Line Items]
Number of lease agreements | agreement		3
Lease term		30 years